Accounting Principles and Policies - Additional Information (Detail) - GBP (£) £ in Millions		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of accounting principles and policies [line items]
Profit sharing costs and royalties due to the counterparty included in cost of sales		£ 1,635	£ 640	£ 4
Cost of sales on co promotional activities		0
Revenue from co-promotional activities		£ 3	£ 7	£ 12
Vaccines [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives		10 years, or 30 years
Top of range [member]
Disclosure of accounting principles and policies [line items]
Lease liability on leases with annual payments	£ 2	£ 2
Top of range [member] | Pharmaceuticals [member]
Disclosure of accounting principles and policies [line items]
Amortisation rate, Intangible assets other than goodwill		90.00%
Top of range [member] | Pharmaceuticals [member] | Remaining Book Value [Member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives		15
Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Lease liability on leases with annual payments	£ 2	£ 2
Bottom of range [member] | Pharmaceuticals [member]
Disclosure of accounting principles and policies [line items]
Amortisation rate, Intangible assets other than goodwill		80.00%
Bottom of range [member] | Pharmaceuticals [member] | Remaining Book Value [Member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	5
Licences and franchises [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives		30
ERP software systems [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives		ten years
ERP software systems [member] | Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives		7 Years
Other computer software [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives		five years
Other computer software [member] | Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives		3 Years